Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 11 — Taxes

Cayman Islands

Hang Feng and HF Fund were incorporated in the Cayman Islands and are not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Shine Property and HF CM were incorporated in the British Virgin Islands and are not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s Hong Kong subsidiaries (Starchain and HF IAM) are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million (approximately US$256,000) and 16.5% for any assessable profits in excess of HK$2 million (approximately US$256,000).

1. Taxation in the statements of operations represents:

	December 31, 2025	December 31, 2024

Hong Kong profits tax provision for the year:
Current	$7,920	$80,640
Deferred	(57,024)	39,751
Total income tax (benefit) expenses	$(49,104)	$120,391

Although HF CM was incorporated in BVI, its income may be recognized by the Hong Kong Inland Revenue Department as being subject to income tax as its operations and management are located in Hong Kong. The Company accrued this portion of its income taxes based on taxable income in an amount of US$7,920 and $80,640 for the years ended December 31, 2025 and 2024, respectively.

2. A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the years ended December 31,
	2025		2024
		%		%
(Loss) income before income tax expenses	$(9,636,939)		$987,160
Tax (benefits) at Hong Kong statutory tax rate of 16.5%	(1,590,095)	(16.5)	162,881	16.5
Reconciling items:
Tax effect of zero tax rate of the entity operating in Cayman	1,569,883	16.3	—	—
Tax effect of tax loss carry forward	(158,348)	(1.64)	—	—
Tax effect of prior year’s tax loss realized	101,324	1.05	—	—
Tax effect of non-taxable income	(954)	(0.01)	(746)	(0.1)
Tax effect of two-tiered profits tax rates	29,086	0.30	(41,744)	(4.2)
Income tax (benefits) expenses	$(49,104)	(0.51)	$120,391	12.2

Deferred tax assets

The following table summarizes the significant components of deferred tax assets.

	December 31, 2025	December 31, 2024

Opening balances	$142,638	$181,347
Net operating losses	158,348	—
Utilized during the year	(101,324)	(39,752)
Exchange rate difference	(291)	1,043
Less: valuation allowance	—	—
Deferred tax assets, net	$199,371	$142,638

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidences to the extent it could be objectively verified. As of December 31, 2025 and 2024, there were no valuation allowance recognized.

As of December 31, 2025 and 2024, the Company had net operating loss carry forwards indefinitely of US$959,685 and US$867,477, respectively, which arose from the subsidiaries (Starchain and HFIAM) established in Hong Kong and can be carried forward indefinitely against future assessable profits.

Accounting for Uncertainty in Income Taxes

The tax authority of the Hong Kong Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in Hong Kong after those enterprises have completed their relevant tax filings. Therefore, the Company’s Hong Kong entities’ tax filings results are subject to change. It is therefore uncertain as to whether Hong Kong tax authority may take different views about the Company’s Hong Kong entities’ tax filings, which may lead to additional tax liabilities.

Accounting Standards Codification Topic 740, Income Taxes requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The Company’s management has evaluated the Company’s tax positions and concluded that provision for uncertainty in income taxes was not necessary as of December 31, 2025 and 2024.